Segment information (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Segment reporting information, profit or loss
Sales revenue	$ 55,402,769	$ 67,480,712	$ 187,746,088	$ 191,199,700	$ 257,487,138	$ 200,813,260
Operating income	5,824,458	12,453,242	26,503,433	32,701,904	42,199,469	35,377,076
Depreciation and amortization	421,786	448,609	1,234,769	1,141,687	1,442,311	1,188,505
Assets	233,553,541		233,553,541		205,663,602	141,429,386
Pharmaceutical distribution [Member]
Segment reporting information, profit or loss
Sales revenue	38,609,852	50,220,352	135,377,511	141,964,773	190,662,940	145,390,262
Operating income	2,565,395	8,013,752	15,092,343	22,341,918	28,895,330	23,085,979
Depreciation and amortization	189,193	231,456	554,334	523,562	593,284	543,707
Assets	196,529,994		196,529,994		164,525,782	108,182,966
Retail pharmacy [Member]
Segment reporting information, profit or loss
Sales revenue	13,529,595	13,701,532	41,383,587	39,402,465	53,266,572	44,593,533
Operating income	2,156,834	2,429,885	7,382,208	6,703,134	9,480,261	8,860,674
Depreciation and amortization	71,070	58,217	250,775	147,813	223,356	73,545
Assets	16,778,459		16,778,459		21,748,464	16,860,112
Manufacturing [Member]
Segment reporting information, profit or loss
Sales revenue	3,263,322	3,558,828	10,984,990	9,832,462	13,557,626	10,829,465
Operating income	1,381,837	1,914,598	4,896,750	5,159,472	7,020,705	5,401,924
Depreciation and amortization	161,523	158,936	429,660	470,312	625,671	571,253
Assets	$ 20,245,088		$ 20,245,088		$ 19,389,356	$ 16,386,308